Intangible Assets Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Intangible asset	$ 144,478		$ 144,478		$ 150,457
Unfavorable lease terms	0		0		7,526
Amortization of intangible assets	(2,922)	$ (3,887)		$ (1,657)
Amortization of intangible assets			1,546
Favorable lease terms
Intangible asset	10,575		10,575		10,575
Unfavorable lease terms
Unfavorable lease terms	$ 0		0		$ 467
Navios Logistics
Total consideration			$ 17,000